Assets Held for Sale and Disposal group classified as held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Assets Held for Sale and Disposal group classified as held for sale [Abstract]
Summary Of Assets Held For Sale	Details of assets held for sale as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	82,878	￦	(48,986)	￦	33,892	￦	44,906
Buildings held for sale		179,430		(76,908)		102,522		124,095
Other assets held for sale		2,664		(2,241)		423		423

	￦	264,972	￦	(128,135)	￦	136,837	￦	169,424

(In millions of Korean won)	December 31, 2025
	Acquisition cost *		Accumulated impairment losses		Carrying amount		Fair value less costs to sell

Land held for sale	￦	121,182	￦	(45,627)	￦	75,555	￦	125,973
Buildings held for sale		168,014		(68,650)		99,364		118,454
Other assets held for sale		1,865		(1,865)		—		—

	￦	291,061	￦	(116,142)	￦	174,919	￦	244,427

*	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.
Changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning	Provision	Reversal		Others	Ending
Accumulated impairment losses of assets held for sale	￦ (64,658)	￦ (49,259)	￦	2	￦ (14,220)	￦ (128,135)

(In millions of Korean won)	2025
	Beginning	Provision	Reversal		Others		Ending
Accumulated impairment losses of assets held for sale	￦ (128,135)	￦ (35,536)	￦	1	￦	47,528	￦ (116,142)

Summary of Valuation Technique and Input Variables that are Used to Measure the fair Value of Assets Held for Sale	Valuation techniques and inputs used to measure the fair value of assets held for sale as of December 31, 2025 are as follows:
(In millions of Korean won)

	December 31, 2025
	Fair value		Valuation techniques 1	Unobservable inputs 2	Estimated range of unobservable inputs (%)	Effect of unobservable inputs to fair value

Land and buildings	￦	244,427	Sales comparison approach model and others	Adjustment index	0.33~2.90	Fair value increases as the adjustment index rises

1	The appraisal value is adjusted by the adjustment ratio in the event the public sale is unsuccessful.
2	Adjustment index is calculated using the time factor correction or local factors or individual factors and others.

Disclosure Of Details Of Assets Of A Disposal Group Held For Sale Explanatory	The major components of assets classified as a disposal group held for sale as of December 31, 2025 are as follows:

(In millions of Korean won)	December 31, 2025
Other financial assets
Cash and deposits	￦	5,858
Loans measured at amortized cost		85,572
Property and equipment		131
Intangible assets		17
Deferred tax assets		16
Other assets		2,621

	￦	94,215

Disclosure Of Details Of Liabilities Of A Disposal Group Held For Sale Explanatory	The major components of liabilities classified as a disposal group held for sale as of December 31, 2025 are as follows:

(In millions of Korean won)	December 31, 2025
Other financial liabilities
Borrowings	￦	58,590
Net defined benefit liabilities		13
Other liabilities		9,627
Current income tax liabilities		60

	￦	68,290